Insider Trading Arragements	12 Months Ended
Dec. 31, 2025
Insider Trading Arragement [Line Items]
Rule 10b5-1 Arrangement Adopted [Flag]	false
Rule 10b5-1 Arrangement Terminated [Flag]	false
Non Rule 10b5-1 Arrangement Adopted [Flag]	false
Non Rule 10b5-1 Arrangement Terminated [Flag]	false